Derivative financial instruments	6 Months Ended
Jun. 30, 2022
Derivative Financial Instruments [Abstract]
Derivative financial instruments
Note 11: Derivative financial instruments

	At 30 June 2022		At 31 December 2021
	Fair value of assets £m	Fair value of liabilities £m	Fair value of assets £m	Fair value of liabilities £m

Trading and other
Exchange rate contracts	8,748	8,494	4,433	4,262
Interest rate contracts	18,811	15,702	16,702	12,418
Credit derivatives	248	199	95	175
Equity and other contracts	1,730	1,662	735	878
	29,537	26,057	21,965	17,733
Hedging
Derivatives designated as fair value hedges	51	461	53	308
Derivatives designated as cash flow hedges	146	13	33	19
	197	474	86	327
Total recognised derivative assets/liabilities	29,734	26,531	22,051	18,060